KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Annuity Separate Account
Kansas City Life Variable Life Separate Account

Supplement dated July 8, 2013 to the Prospectuses dated May 1, 2013 for the

Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

Effective June 24, 2013, the Prospectuses are amended as follows:

Under the heading “Annual Portfolio Operating Expenses” please replace the information relating to Federated Managed Tail Risk Fund II with the following:

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Federated Managed Tail Risk Fund II (formerly Federated Capital Appreciation Fund II)	0.75%X	0.25%	0.45%	0.70%	2.15%X	0.97%X,Y	1.18%
 ______________________________________________________

X The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

Y Effective February 15, 2013, the Adviser and its affiliates voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.48% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.